Operating revenue	12 Months Ended
Dec. 31, 2025
Operating Revenue
Operating revenue

30	Operating revenue

Conciliation of gross operating revenue to operating revenue:

	2025	2024	2023

Revenue from sanitation services (i)	24,761,056	23,894,855	21,513,442
Construction revenue	14,437,363	6,225,871	5,600,332
FAUSP (a)	(966,169)	(395,179)	-
Financial asset of the concession (ii)	1,676,434	9,151,310	-
PIS and Cofins	(1,702,667)	(2,632,653)	(1,457,125)
Regulation, Control and Oversight Fee (TRCF) (iii)	(113,967)	(98,727)	(84,593)
Operating revenue	38,092,050	36,145,477	25,572,056

(i)	Include R$ 122,655 referring to the TRCF charged from customers from January to December 2025 (R$ 117,878 from January to December 2024, respectively), in the municipalities regulated by ARSESP.
(ii)	See Note 16.
(iii)	Amount referring to regulatory, control, and oversight activities paid to regulatory authorities.

(a) Support Fund for Sanitation Universalization in the State of São Paulo – FAUSP

According to State Law No. 17,853 (“Law No. 17,853”), of December 8, 2023, which authorized the Executive Branch of the State of São Paulo (“State”) to promote measures to privatize SABESP, the Support Fund For Sanitation Universalization in the State of São Paulo (FAUSP) was created, intended to provide resources for basic sanitation actions, including those aimed at tariff moderation in the sector, with a view to achieving and anticipating the universalization goals that guarantee the service to 99% of the population with drinking water and 90% of the population with sewage collection and treatment by December 31, 2029, as well as quantitative goals of non-intermittence of supply, reduction of losses and improvement of treatment processes, provided for in Federal Law No. 11,445/2007 (“Law No. 11,445”).

According to paragraph 1 of article 4 of Law No. 17,853, the State must contribute, at least, the amount corresponding to 30% of the net amount obtained with the privatization of SABESP in FAUSP, as well as the amounts earned by the State as dividends or interest on equity distributed by SABESP (article 5 of Law No. 17,853). These resources should be allocated to actions in the basic sanitation sector, including those aimed at tariff moderation in the sector. Thus, in relation to this portion that will be supplied by the State, intended to provide resources for basic sanitation actions, there is no accounting impact for the Company, as the ownership of these resources belongs to the State, with no interference or participation of SABESP in this management.

Regarding the resources intended for tariff moderation, the mechanism provided for in the Concession Agreement of URAE-1 – Southeast is the creation of two escrow accounts, both owned by FAUSP, exercised through the Department of Environment, Infrastructure and Logistics (SEMIL). The first escrow account will be supplied by FAUSP resources and will be reduced when the balancing tariffs are higher than the application tariffs and after exhaustion of the resources of the second escrow account. In turn, the second escrow account is triggered in two (2) ways.

(a)	First trigger:

If the documentation for the qualification of the Municipal Fund for Environmental Sanitation and Infrastructure (FMSAI) of a given municipality has not been filed with ARSESP, the percentage applied to the municipality's net revenue will be deposited in the second escrow account.

According to the Concession Agreement and based on article 13 of Law No. 11,445, funds may be established, to which resources will be allocated in order to fund the universalization of public sanitation services. The FMSAIs qualified or whose documentation has been filed with ARSESP will receive a percentage applied to the net revenue for the quarter, composed of the gross revenue obtained by SABESP in the municipalities, less the Contribution to Social Security Financing – Cofins, PIS - Social Integration Program, the Regulation, Control and Oversight Fee – TRCF and any charges that may be levied on the revenue. Payment must occur within 30 days after the publication of the Company's quarterly results, until the contractual advent in 2060. Therefore, the 371 municipalities that make up URAE-1 will be assured the transfers to FMSAI under the following terms:

•	São Paulo: 7.5% by 2040 and 8.0% from 2041;
•	São José dos Campos: 5%;
•	Other 369 municipalities: 4%.

(b)	Second trigger:

The regulatory model establishes the allocation flow of resources from FAUSP, aiming to allow the application tariff (to be paid by customers to SABESP for the use of services) be reduced, based on the amounts of the Company's fees prior to the effective date of the contract. Thus, whenever an application tariff lower than the balancing tariff is used, ARSESP will authorize the transfer of amounts from the escrow accounts to SABESP. On a quarterly basis, ARSESP will inform the Bank and SABESP of the amount that must be transferred due to differences between the application tariff and the balancing tariff. If the application tariff is lower than the balancing tariff, the Bank will make quarterly transfers to SABESP, and if the application tariff is higher than the balancing tariff, SABESP will transfer the amount informed by ARSESP to the second escrow account on a quarterly basis. When the application tariff is higher than the balancing tariff, a liability will be recognized, reducing the Company's operating revenue.

The methodology for calculating balancing tariffs is not yet defined by ARSESP, it being certain that the current application fees used by SABESP in the municipalities that make up URAE 1 – Southeast are higher than the balance fees to be defined by ARSESP based on Exhibit VIII of the Concession Agreement.

During the current fiscal year, the application tariffs charged by SABESP in the municipalities that comprise URAE 1 – Southeast were higher than the equilibrium tariffs. The methodology for constructing the equilibrium tariffs was defined by ARSESP in July 2025, based on the Concession Agreement and its annexes. From this methodology, and using the application tariff tables established by ARSESP Deliberation No. 1,539/2024, the Company revised the reference values of the equilibrium tariff used in the calculation of FAUSP.

Until the second quarter of 2025, the FAUSP provision was made using the information set forth in Annex VIII of the Concession Agreement, resulting in an approximate difference of 3.22% between equilibrium revenues and application revenues. From the third quarter of 2025 onwards, with the update of the reference values of the equilibrium tariffs, this difference increased to approximately 3.74%

As of December 31, 2025, the Company operated water and sewage services in 375 municipalities of the São Paulo State. Revenue from sanitation services provided for URAE-1 totaled R$ 25,258,543 for the year ended December 31, 2025, accounting for 99.16% of the consolidated amount.

As of December 31, 2025, there were no funds contributed to the Company regarding FAUSP.

Accounting policy

Revenue from sanitation services

Revenue from the provision of water supply and sewage services are recognized upon water consumption or upon the provision of services. Revenues, including unbilled revenues, are recognized at the fair value of the consideration received or receivable for the provision of these services and are presented net of taxes and fees levied on them, rebates and discounts. Unbilled revenues represent revenue incurred, for which the service has been provided but has not yet billed by the end of each period, and is recognized as trade receivables based on monthly estimates.

Revenues are recognized based on IFRS 15 – Revenue from Contracts with Customers, which establishes a five-step model applicable to the revenue from contracts with customers. Revenues are recognized when they: i) identify contracts with customers; ii) identify the different obligations of the contract; iii) determine the transaction price; iv) allocate the transaction price to the performance obligations of the contracts; and v) satisfy all performance obligations. Amounts receivable in a legal dispute are recognized when they are received.

Construction revenue

Revenue from construction is recognized under IFRIC 12 (Service Concession Arrangements) and IFRS 15 (Revenue from Contracts with Customers), as all performance obligations are met over time. During the contract construction phase, the asset is classified as a contract asset and other concession assets, which the Company estimates that the fair value of its consideration is equivalent to the expected construction costs.

Income from inflation adjustment of financial assets of the concession

Restatement of assets classified as financial assets of the concession, as described in Note 15. The amounts are recognized considering the difference between the restatement of assets based on fair value by applying the Extended Consumer Price Index (IPCA) and the amortized cost of the bifurcated contract asset.

Current Taxes

Revenues from sanitation services are subject to the levy of PIS - Social Integration Program and Cofins – Contribution to Social Security Financing, calculated at the rates of 1.65% and 7.60%, except for financial revenues, which are calculated at the rates of 0.65% and 4.00%, respectively.

The taxes related to PIS and Cofins levied on the amounts invoiced to public entities are due when the invoices are received.

These taxes are calculated under the non-cumulative regime, and are presented net of the corresponding credits, as deductions from gross revenue. The line “other operating income” and “financial income” are presented net of these taxes in the income statement.

In addition, revenues from sanitation services are also subject to the levy of the TRCF – Regulation, Control and Oversight Fee, which results from ARSESP's performance of regulation, control and oversight activity (regulatory agency), calculated at a rate of 0.50% of the annual revenue directly obtained from the provision of the service, minus the amounts of taxes levied on it, and which acts as a transfer mechanism from Sabesp to the regulatory agency.

Deferred taxes

Taxes related to deferred PIS and COFINS are determined considering the tax rates (and laws) in effect on the date of preparation of the financial statements, and which are expected to be applicable when the respective taxes are realized, and are recognized only to the extent that it is probable that there will be a tax base to be paid or offset.